Note 16. Financial Instruments and Financial Risk (Detail) - Financial Assets and Liabilities Measured at Fair Value: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Cash equivalents	$ 100	$ 100
Derivative assets (Note 6)	205	11,855
Derivative liabilities (Note 10(b))	874	575
Fair Value, Inputs, Level 1 [Member]
Cash equivalents	100	100
Fair Value, Inputs, Level 2 [Member]
Derivative assets (Note 6)	205	446
Derivative liabilities (Note 10(b))	874	575
Fair Value, Inputs, Level 3 [Member]
Derivative assets (Note 6)		$ 11,409